Segment and geographic information (Schedule of Operating Revenue) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Segment Reporting Information [Line Items]
Operating revenue	¥ 11,095,317	¥ 10,925,174	¥ 10,700,740
Domestic
Segment Reporting Information [Line Items]
Operating revenue	9,509,891	9,729,179	9,746,669
Foreign
Segment Reporting Information [Line Items]
Operating revenue	¥ 1,585,426	¥ 1,195,995	¥ 954,071